CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Equity Investee Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating data:
Revenue	$ 15
Gross profit	15
Income (loss) from operations	(1,906)	$ 950	$ (9)
Net income (loss)	(2,524)	2,812	(9)
Net income (loss) attributable to Equity method investees	(1,079)	984	(3)
Balance sheet data:
Current assets	14,859	18,616	7
Long-term assets	148	105	18,238
Current liabilities	$ (12,150)	$ (11,669)	$ (14,135)